Long-Term Debt and Bonds, Secured Term Loan - Nordea Bank (Details) - USD ($) $ in Thousands		6 Months Ended
	Aug. 04, 2023	Jun. 30, 2026	Jun. 30, 2025
Long-Term Debt and Bonds [Abstract]
Proceeds from loan agreement		$ 45,000	$ 0
Nordea Bank Secured Term Loan [Member]
Long-Term Debt and Bonds [Abstract]
Balance outstanding	$ 17,859
Borrowing capacity	20,000
Proceeds from loan agreement	$ 2,141
Term		5 years